UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-02280)

Exact name of registrant as specified in charter:	Putnam Convertible Securities Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2012

Date of reporting period:	January 31, 2012

Item 1. Schedule of Investments:

Putnam Convertible Securities Fund

The fund's portfolio
1/31/12 (Unaudited)

CONVERTIBLE BONDS AND NOTES (69.0%)(a)
			Principal amount	Value

Advertising and marketing services (0.6%)

Digital River, Inc. cv. sr. unsec. notes 2s, 2030			$4,720,000	$4,194,900

				4,194,900
Aerospace and defense (1.1%)

AAR Corp. 144A cv. sr. unsec. notes 2 1/4s, 2016			4,490,000	4,085,900

Triumph Group, Inc. 144A cv. sr. sub. notes 2 5/8s, 2026			1,305,000	2,991,713

				7,077,613
Airlines (0.9%)

Continental Airlines, Inc. cv. sr. unsec. unsub. notes 4 1/2s, 2015			4,080,000	5,742,600

				5,742,600
Automotive (1.7%)

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016			4,195,000	6,666,694

TRW Automotive, Inc. cv. company guaranty sr. unsec. notes 3 1/2s, 2015			3,300,000	4,895,220

				11,561,914
Biotechnology (5.9%)

Amylin Pharmaceuticals, Inc. cv. sr. unsec. notes 3s, 2014			3,235,000	3,065,163

BioMarin Pharmaceuticals, Inc. cv. sr. sub. notes 1 7/8s, 2017			2,250,000	4,156,875

Cubist Pharmaceuticals, Inc. cv. sr. unsec. notes 2 1/2s, 2017			3,855,000	5,902,969

Dendreon Corp. cv. sr. unsec. notes 2 7/8s, 2016			5,970,000	4,977,488

Gilead Sciences, Inc. cv. sr. unsec. notes 1 5/8s, 2016			8,440,000	10,632,712

Illumina, Inc. 144A cv. sr. unsec. notes 0 1/4s, 2016			2,060,000	1,969,875

PDL BioPharma, Inc. cv. sr. unsec. notes 3 3/4s, 2015			3,205,000	3,269,100

United Therapeutics Corp. 144A cv. sr. notes 1s, 2016			4,015,000	4,769,419

				38,743,601
Broadcasting (0.8%)

XM Satellite Radio, Inc. 144A cv. company guaranty sr. unsec. sub. notes 7s, 2014			3,583,000	5,018,439

				5,018,439
Cable television (0.9%)

Virgin Media, Inc. cv. sr. unsec. notes 6 1/2s, 2016 (United Kingdom)			4,155,000	6,284,438

				6,284,438
Coal (1.7%)

Alpha Natural Resources, Inc. cv. sr. unsec. notes 2 3/8s, 2015			3,525,000	3,278,250

James River Coal Co. 144A cv. sr. unsec. notes 3 1/8s, 2018			3,292,000	1,864,095

Peabody Energy Corp. cv. jr. unsec. sub. debs. 4 3/4s, 2041			5,660,000	5,794,425

				10,936,770
Commercial and consumer services (2.3%)

Alliance Data Systems Corp. cv. sr. unsec. notes 1 3/4s, 2013			4,420,000	6,409,000

CBIZ, Inc. 144A cv. sr. sub. notes 4 7/8s, 2015			2,555,000	2,746,625

PHH Corp. cv. sr. unsec. notes 4s, 2014			3,150,000	2,842,875

Priceline.com, Inc. 144A cv. sr. unsec. notes 1 1/4s, 2015			1,789,000	3,253,744

				15,252,244
Computers (3.5%)

EMC Corp. cv. sr. unsec. notes 1 3/4s, 2013			2,765,000	4,582,988

EMC Corp. 144A cv. sr. unsec. notes 1 3/4s, 2013			5,360,000	8,884,200

SanDisk Corp. cv. sr. unsec. notes 1 1/2s, 2017			8,255,000	9,534,525

				23,001,713
Consumer finance (1.2%)

DFC Global Corp. cv. sr. notes 3s, 2028			6,635,000	8,053,231

				8,053,231
Consumer services (1.6%)

Avis Budget Group, Inc. cv. sr. notes 3 1/2s, 2014			4,595,000	5,301,481

Hertz Global Holdings, Inc. cv. sr. unsec. notes 5 1/4s, 2014			2,970,000	5,268,038

				10,569,519
Electrical equipment (0.6%)

WESCO International, Inc. cv. company guaranty sr. unsec. notes 6s, 2029			1,709,000	4,007,947

				4,007,947
Electronics (5.0%)

Advanced Micro Devices, Inc. cv. sr. unsec. notes 6s, 2015			7,391,000	7,511,104

Intel Corp. cv. jr. sub. notes 3 1/4s, 2039			7,515,000	10,051,313

Mentor Graphics Corp. 144A cv. sr. unsec. sub. notes 4s, 2031			3,078,000	3,139,560

Micron Technology, Inc. 144A cv. sr. notes Ser. A, 1 1/2s, 2031			2,000,000	1,985,000

Micron Technology, Inc. 144A cv. sr. unsec. notes Ser. B, 1 7/8s, 2031			1,600,000	1,614,000

TTM Technologies, Inc. cv. sr. unsec. notes 3 1/4s, 2015			4,360,000	4,757,850

Xilinx, Inc. cv. sr. unsec. notes 2 5/8s, 2017			2,900,000	3,929,500

				32,988,327
Health-care services (2.5%)

Brookdale Senior Living, Inc. cv. sr. unsec. unsub. notes 2 3/4s, 2018			5,522,000	4,969,800

LifePoint Hospitals, Inc. cv. sr. sub. notes 3 1/2s, 2014			4,080,000	4,304,400

Lincare Holdings, Inc. cv. sr. unsec. unsub. notes Ser. B, 2 3/4s, 2037			4,630,000	5,110,363

Providence Service Corp. (The) cv. sr. unsec. sub. notes 6 1/2s, 2014			2,493,000	2,480,535

				16,865,098
Homebuilding (0.8%)

Lennar Corp. 144A cv. sr. notes 2 3/4s, 2020			4,492,000	5,446,550

				5,446,550
Insurance (1.1%)

Amtrust Financial Services, Inc. 144A cv. sr. unsec. notes 5 1/2s, 2021			3,546,000	3,786,064

Old Republic International Corp. cv. sr. unsec. unsub. notes 8s, 2012			3,170,000	3,209,625

				6,995,689
Investment banking/Brokerage (1.5%)

Ares Capital Corp. 144A cv. sr. unsec. notes 5 3/4s, 2016			5,631,000	5,821,328

KKR Financial Holdings, LLC cv. sr. unsec. notes 7 1/2s, 2017			3,255,000	4,373,906

				10,195,234
Lodging/Tourism (2.5%)

Gaylord Entertainment Co. 144A cv. company guaranty sr. unsec. notes 3 3/4s, 2014			3,935,000	4,781,025

Host Hotels & Resorts LP 144A cv. company guaranty sr. unsec. notes 2 1/2s, 2029(R)			4,325,000	5,784,688

MGM Resorts International Co. cv. company guaranty sr. unsec. notes 4 1/4s, 2015			5,920,000	6,260,400

				16,826,113
Manufacturing (1.7%)

General Cable Corp. cv. unsec. sub. notes stepped-coupon 4 1/2s (2 1/4s, 11/15/19) 2029(STP)			5,990,000	6,514,125

Trinity Industries, Inc. cv. unsec. sub. notes 3 7/8s, 2036			4,685,000	4,702,569

				11,216,694
Media (1.1%)

Liberty Media, LLC cv. sr. unsec. unsub. notes 3 1/2s, 2031			6,930,000	4,097,709

MasTec, Inc. cv. company guaranty sr. unsec. unsub. notes 4 1/4s, 2014			2,390,000	3,095,050

				7,192,759
Medical technology (2.4%)

China Medical Technologies, Inc. cv. sr. unsec. bonds Ser. CMT, 4s, 2013 (China)			3,213,000	1,767,150

China Medical Technologies, Inc. 144A cv. sr. unsec. notes 6 1/4s, 2016 (China)			3,544,000	1,417,600

Hologic, Inc. cv. sr. unsec. notes stepped-coupon 2s (zero %, 12/15/16) 2037(STP)			5,070,000	6,014,288

Teleflex, Inc. cv. sr. unsec. sub. notes 3 7/8s, 2017			5,606,000	6,769,245

				15,968,283
Metals (3.9%)

Goldcorp, Inc. cv. sr. notes 2s, 2014 (Canada)			6,017,000	7,701,760

Newmont Mining Corp. cv. company guaranty sr. unsub. notes 1 5/8s, 2017			3,490,000	5,213,188

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014			4,895,000	5,702,675

U.S. Steel Corp. cv. sr. unsec. notes 4s, 2014			4,965,000	5,926,969

USEC, Inc. cv. sr. unsec. notes 3s, 2014			2,000,000	1,207,500

				25,752,092
Oil and gas (2.6%)

Chesapeake Energy Corp. cv. sr. unsec. notes company guaranty 2 1/2s, 2037			5,165,000	4,512,919

Endeavour International Corp. 144A cv. company guaranty sr. unsec. notes 5 1/2s, 2016			3,768,000	3,476,357

Goodrich Petroleum Corp. cv. sr. unsec. unsub. notes 5s, 2029			4,321,000	4,040,135

PetroBakken Energy, Ltd. cv. sr. unsec. notes 3 1/8s, 2016			1,600,000	1,580,000

St. Mary Land & Exploration Co. cv. sr. unsec. notes 3 1/2s, 2027			2,480,000	3,363,500

				16,972,911
Pharmaceuticals (1.0%)

Endo Pharmaceuticals Holdings, Inc. cv. sr. unsec. sub. notes 1 3/4s, 2015			4,750,000	6,537,188

				6,537,188
Real estate (2.1%)

Digital Realty Trust LP 144A cv. sr. unsec. notes 5 1/2s, 2029(R)			2,615,000	4,571,347

iStar Financial, Inc. cv. sr. unsec. unsub. notes FRN 1.081s, 2012(R)			5,450,000	5,082,125

Morgans Hotel Group Co. cv. sr. sub. notes 2 3/8s, 2014			5,145,000	4,347,525

				14,000,997
Retail (1.5%)

Iconix Brand Group, Inc. 144A cv. sr. unsec. sub. notes 2 1/2s, 2016			5,123,000	5,046,155

Sonic Automotive, Inc. cv. sr. unsec. notes 5s, 2029			3,740,000	5,133,150

				10,179,305
Semiconductor (2.5%)

Linear Technology Corp. cv. sr. unsec. unsub. notes Ser. A, 3s, 2027			4,685,000	4,989,525

Novellus Systems, Inc. 144A cv. sr. notes 2 5/8s, 2041			4,965,000	6,618,842

Photronics, Inc. 144A cv. sr. notes 3 1/4s, 2016			4,763,000	4,814,917

				16,423,284
Shipping (0.4%)

Genco Shipping & Trading, Ltd. cv. sr. unsec. notes 5s, 2015			4,400,000	2,678,500

				2,678,500
Software (4.2%)

Microsoft Corp. 144A cv. sr. unsec. notes zero %, 2013			5,781,000	5,997,788

Safeguard Scientifics, Inc. cv. sr. unsec. sub. notes 10 1/8s, 2014			8,600,000	11,307,280

SYNNEX Corp. cv. sr. notes 4s, 2018			4,925,000	6,482,531

TeleCommunication Systems, Inc. 144A cv. sr. unsec. notes 4 1/2s, 2014			5,205,000	4,307,138

				28,094,737
Technology (2.1%)

CACI International, Inc. cv. sr. unsec. sub. notes 2 1/8s, 2014			4,090,000	4,928,450

CACI International, Inc. 144A cv. sr. unsec. sub. notes 2 1/8s, 2014			1,585,000	1,909,925

ON Semiconductor Corp. cv. company guaranty sr. unsec. sub. notes 2 5/8s, 2026			2,690,000	3,049,788

ON Semiconductor Corp. 144A cv. company guaranty sr. unsec. sub. notes 2 5/8s, 2026			3,645,000	4,132,519

				14,020,682
Technology services (0.9%)

DST Systems, Inc. cv. sr. unsec. unsub. bonds FRB Ser. C, zero %, 2023			5,140,000	6,045,925

				6,045,925
Telecommunications (3.8%)

Equinix, Inc. 3s, 2014			6,930,000	8,497,913

Level 3 Communications, Inc. cv. sr. unsec. unsub. notes 6 1/2s, 2016			3,235,000	4,152,931

Powerwave Technologies, Inc. cv. sr. unsec. sub. notes 3 7/8s, 2027			5,121,000	2,605,309

SBA Communications Corp. cv. sr. unsec. notes 1 7/8s, 2013			8,120,000	9,612,050

				24,868,203
Telephone (0.9%)

Leap Wireless International, Inc. cv. sr. unsec. notes 4 1/2s, 2014			6,255,000	5,692,050

				5,692,050
Trucks and parts (0.9%)

Meritor, Inc. cv. company guaranty sr. unsec. notes stepped-coupon 4 5/8s (zero %, 3/1/16) 2026(STP)			6,890,000	5,830,663

				5,830,663
Waste Management (0.8%)

Covanta Holding Corp. cv. sr. unsec. notes 3 1/4s, 2014			4,830,000	5,198,981

				5,198,981

Total convertible bonds and notes (cost $428,422,591)				$456,435,194

CONVERTIBLE PREFERRED STOCKS (24.2%)(a)
			Shares	Value

Automotive (1.3%)

General Motors Co. Ser. B, $2.375 cv. pfd.			216,480	$8,672,730

				8,672,730
Banking (5.1%)

Bank of America Corp. Ser. L, 7.25% cv. pfd.			9,030	8,273,738

Citigroup, Inc. $7.50 cv. pfd.			108,060	10,010,462

Huntington Bancshares Ser. A, 8.50% cv. pfd.			1,827	2,027,970

Wells Fargo & Co. Ser. L, 7.50% cv. pfd.			12,415	13,495,105

				33,807,275
Communications equipment (0.7%)

Lucent Technologies Capital Trust I 7.75% cv. pfd.			6,505	4,455,925

				4,455,925
Consumer (1.0%)

Stanley Black & Decker, Inc. $4.75 cv. pfd.			54,941	6,513,256

				6,513,256
Electric utilities (2.0%)

Great Plains Energy, Inc. $6.00 cv. pfd.			103,367	6,534,862

PPL Corp. $4.375 cv. pfd.			124,820	6,549,305

				13,084,167
Financial (1.2%)

AMG Capital Trust II $2.575 cv. pfd.			190,390	7,865,487

				7,865,487
Food (0.6%)

Bunge, Ltd. $4.875 cv. pfd.			43,885	4,163,589

				4,163,589
Insurance (2.8%)

Assured Guaranty, Ltd. $4.25 cv. pfd. (Bermuda)			35,675	2,222,909

Hartford Financial Services Group, Inc. (The) $1.182 cv. pfd.			270,653	5,582,218

MetLife, Inc. $3.75 cv. pfd.			154,133	10,559,652

				18,364,779
Media (2.4%)

Interpublic Group of Cos, Inc. (The) Ser. B, 5.25% cv. pfd.			8,530	8,370,063

Nielsen Holdings NV $3.125 cv. pfd.			131,150	7,368,991

				15,739,054
Metals (0.5%)

Vale Capital II $3.375 cv. pfd. (Cayman Islands)			46,255	3,214,723

				3,214,723
Oil and gas (1.5%)

Apache Corp. Ser. D, $3.00 cv. pfd.			118,706	6,818,176

Chesapeake Energy Corp. 144A 5.75% cv. pfd.			3,694	3,565,560

				10,383,736
Real estate (3.2%)

Alexandria Real Estate Equities, Inc. Ser. D, $1.75 cv. pfd.			282,425	7,145,353

Entertainment Properties Trust Ser. C, $1.438 cum. cv. pfd.			325,175	6,353,529

Health Care REIT, Inc. Ser. I, $3.25 cv. pfd.			148,315	7,971,931

				21,470,813
Shipping (0.8%)

Swift Mandatory Common Exchange Security Trust 144A 6.00% cv. pfd.			432,880	5,083,093

				5,083,093
Technology services (0.4%)

Unisys Corp. Ser. A, 6.25% cv. pfd.			39,451	2,524,864

				2,524,864
Telecommunications (0.7%)

Crown Castle International Corp. $3.125 cum. cv. pfd.			72,561	4,780,317

				4,780,317

Total convertible preferred stocks (cost $165,158,911)				$160,123,808

COMMON STOCKS (1.8%)(a)
			Shares/Units	Value

Advanced Micro Devices, Inc.(NON)			233,925	$1,569,637

Bed Bath & Beyond, Inc.(NON)			43,195	2,621,937

Brazil Ethanol, Inc. 144A (Unit)(NON)			312,500	3,125

Comcast Corp. Class A			100,455	2,671,098

Hess Corp.			39,395	2,217,939

Oracle Corp.			92,585	2,610,897

Total common stocks (cost $14,056,282)				$11,694,633

CORPORATE BONDS AND NOTES (1.0%)(a)
			Principal amount	Value

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2017			$2,787,000	$2,257,470

Jazz Technologies, Inc. company guaranty sr. unsec. notes 8s, 2015(F)			2,857,000	2,428,450

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/8s, 2019			1,840,000	1,389,200

Surgical Care Affiliates, Inc. 144A sr. sub. notes 10s, 2017			662,000	638,003

Total corporate bonds and notes (cost $6,198,445)				$6,713,123

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Tower Semiconductor, Ltd. 144A (Israel)(F)	6/30/15	$0.01	1,085,630	$260,551

Total warrants (cost $217,126)				$260,551

SHORT-TERM INVESTMENTS (3.0%)(a)
			Shares	Value

Putnam Money Market Liquidity Fund 0.08%(e)			19,594,745	$19,594,745

Total short-term investments (cost $19,594,745)				$19,594,745

TOTAL INVESTMENTS

Total investments (cost $633,648,100)(b)				$654,822,054

Key to holding's abbreviations
ASC 820	Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
Putnam Management	Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2011 through January 31, 2012 (the reporting period).
(a)	Percentages indicated are based on net assets of $661,610,298.
(b)	The aggregate identified cost on a tax basis is $634,464,520, resulting in gross unrealized appreciation and depreciation of $56,913,088 and $36,555,554, respectively, or net unrealized appreciation of $20,357,534.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $2,344 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $61,202,108 and $53,898,692, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported— as in the case of some securities traded over-the-counter— a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in other open-end investment companies, which are classified as Level 1 securities, are based on their net asset value (NAV). The NAV of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Communication services	$2,671,098	$—	$—
Consumer cyclicals	2,621,937	—	—
Energy	2,217,939	3,125	—
Technology	4,180,534	—	—
Total common stocks	11,691,508	3,125	—
Convertible bonds and notes	-	456,435,194	-
Convertible preferred stocks	—	160,123,808	—
Corporate bonds and notes	—	4,284,673	2,428,450
Warrants	—	—	260,551
Short-term investments	19,594,745	—	—

Totals by level	$31,286,253	$620,846,800	$2,689,001

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Equity contracts	$260,551	$—

Total	$260,551	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Convertible Securities Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 30, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 30, 2012